STOCKHOLDER EQUITY (Details Narrative) - USD ($)																								1 Months Ended		2 Months Ended	3 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended
		May 01, 2024	Apr. 01, 2024	Mar. 05, 2024	Jan. 31, 2024	Jan. 12, 2024	Jan. 04, 2024	Dec. 28, 2023	Nov. 08, 2023	Sep. 25, 2023	Sep. 15, 2023	Aug. 18, 2023	Aug. 15, 2023	Jun. 26, 2023	Mar. 27, 2023	Dec. 27, 2022	Dec. 21, 2022	Nov. 18, 2022	Nov. 03, 2022	Oct. 19, 2022	Jun. 24, 2022	May 17, 2022	Mar. 21, 2022	Feb. 28, 2024	Sep. 06, 2023	Jul. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Nov. 29, 2022	Jul. 26, 2023	Dec. 31, 2023	Dec. 31, 2022		Sep. 21, 2023	Jul. 19, 2023	Nov. 04, 2022
Preferred stock, shares authorized																											1,000,000						1,000,000	1,000,000
Preferred stock, par or stated value per share (in dollars per share)																											$ 0.001						$ 0.001	$ 0.001
Deemed dividend																											$ 132,931
Reverse stock split					1-for-10 reverse stock split
Common stock, shares authorized																											200,000,000						200,000,000	200,000,000
Common stock, par value									$ 0.001																		$ 0.001						$ 0.001	$ 0.001
Common stock, shares issued																											11,165,007						9,040,043	5,505,068
Common stock, shares outstanding																											11,165,007						9,040,043	5,505,068
Number of shares issued for services														26,000
Issuance for services, values													$ 190,920	$ 301,600													$ 1,251,000		$ 1,097,000				$ 7,617,000	$ 2,109,000
Stock issued during period, value, new issues																																	$ 60,000	$ 2,070,000
Number of securities called by warrants or rights																																77,405	126,385	32,727
Exercise price of warrants																			$ 14.00								$ 7.21					$ 7.85	$ 7.40	$ 2.50				$ 2.50
Conversion of convertible securities, shares																			87,300
Conversion of convertible securities, values																			$ 218,250														$ 218,000	$ 218,000
Warrants exercisable term																10 years				10 years												6 months
Payments of stock issuance costs																													482,000				$ 1,067,000	528,000
Share price				$ 1.00																							$ 0.661						$ 4.75
Value of shares issued																																		1,060,740
Share based compensation																											$ (190,000)		1,052,000				$ 230,000
Deferred offering costs																																	2,200,000
Proceeds from issuance of common stock				$ 5,000,000																							$ 1,040,000		$ 6,748,000				$ 15,301,000	$ 8,283,000
BioSig AI Sciences, Inc. [Member]
Ownership percentage																										84.50%								84.48%
Cantor Fitzgerald And Co [Member] | Controlled Equity Offering Sales Agreement [Member]
Number of shares issued																									21,881
Consideration received after transactional costs																									$ 120,430
Percentage of commission pay to sales agent or principal.												3.00%
Net deficit																									$ 899
Ascendiant Capital Markets L L C [Member]
Percentage of commission pay to sales agent or principal.											3.00%
Ascendiant Capital Markets L L C [Member] | At The Market Issuance Sales Agreement [Member]
Number of shares issued										28,911
Consideration received after transactional costs										$ 70,806
Net deficit																																				$ 60,876
Proceeds from issuance of common stock											$ 30,000,000.0
BioSig AI Sciences, Inc. [Member]
Number of shares issued																										2,205,000
Number of securities called by warrants or rights																																					130,500
Exercise price of warrants																																					$ 1.00
Shares issued per share																										$ 1.00
Proceeds from issuance or sale of equity																										$ 1,971,277
Proceeds from issuance of common stock																										$ 1,971,277
Purchase Agreement [Member]
Number of shares issued		783,406															216,162	354,152					261,313
Exercise price of warrants		$ 1.398															$ 4.50						$ 14.00
Shares issued per share		$ 1.4605															$ 5.10	$ 4.10					$ 11.50
Warrants exercisable term																	6 months						6 months
Proceeds from issuance or sale of equity		$ 1,144,164															$ 1,050,960	$ 1,411,775					$ 3,005,000
Payments of stock issuance costs																	$ 47,132	$ 40,225					$ 5,000
Underwriting Agreement [Member]
Number of shares issued																					434,168
Shares issued per share																					$ 7.50
Class of warrant or rights granted																					21,709
Proceeds from issuance or sale of equity																					$ 2,818,000
Warrant or right, reason for issuance, description																					an aggregate 21,709 shares of common stock, or 5% of the number of common stock sold in the offering
Sales Agreement [Member]
Number of shares issued																															308,491
Stock issued during period, value, new issues																															$ 2,069,582
Proceeds from issuance or sale of equity												$ 30,000,000.0
Payments of stock issuance costs																															$ 121,926
Share price																						$ 10,000,000.0
Commission rate																						2.50%
Securities Purchase Agreements [Member]
Number of shares issued																																	1,613,906
Shares issued per share																																	$ 8.7571
Warrants exercisable term																																	6 months
Proceeds from issuance or sale of equity																																	$ 13,140,441
Net transactional expenses																																	$ 727,333.44
Accounts Payable [Member]
Common stock issued in settlement of debt, shares																																		23,864
Common stock issued in settlement of debt, values																																		$ 105,000
Subsequent Event [Member]
Reverse stock split					1-for-10 reverse stock split
Investor [Member]
Number of shares sold						260,720
Number of securities called by warrants or rights						130,363																					130,363						2,206,367	369,393
Purchase price, warrant						$ 3.989
Exercise price of warrants						$ 3.364																					$ 3.364							$ 10.90
Consideration received after transactional costs						$ 1,040,000
Investor [Member] | Securities Purchase Agreements [Member]
Number of securities called by warrants or rights																																	806,981
Exercise price of warrants																																	$ 8.1324
Investor [Member] | Subsequent Event [Member]
Number of shares sold						260,720
Number of securities called by warrants or rights						130,363
Purchase price, warrant						$ 3.989
Exercise price of warrants						$ 3.364
Consideration received after transactional costs						$ 1,040,000
Director [Member]
Number of shares issued for board fees																																	8,800
Share based compensation																																	$ 104,720
Common Stock [Member]
Number of shares issued for services																											1,862,744		116,750				882,463	193,000
Issuance for services, values																											$ 2,000			[1]			$ 1,000		[2]
Number of shares issued																																	4,361
Number of shares issued																																	50,792	308,491
Stock issued during period, value, new issues	[2]
Number of shares issued																											260,720		850,030				2,313,599	1,265,795
Conversion of convertible securities, shares																																	87,300	87,300
Conversion of convertible securities, values	[2]
Value of shares issued																																	$ 7,617,242
Number of shares issued																																		237,000
Number of shares issued for board fees																											1,500		249,125				274,961	25,917
Share based compensation																												[3]		[1]
Shares To Be Issued [Member]
Number of shares issued for services																																		237,000
Issuance for services, values																																		$ 1,060,740
Consultants [Member] | Common Stock [Member]
Number of shares issued																											75,000
Stock issued during period, value, new issues																											$ 123,500
Restricted Stock Units (RSUs) [Member]
Number of shares issued for services								90,000							18,750
Issuance for services, values								$ 426,780							$ 223,125
Number of shares issued																											1,500
Number of shares issued																																	37,961	25,917
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Number of shares issued			41,667				250																	1,250
Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Number of shares issued									699,693
Shares issued per share									$ 3.573
Addition to exercise price									$ 1.25
Registered Direct Offering [Member] | Securities Purchase Agreement [Member] | Series A Common Stock [Member]
Number of shares issued									699,693
Registered Direct Offering [Member] | Securities Purchase Agreement [Member] | Series B Common Stock [Member]
Common stock, par value									$ 3.573
Number of shares issued									699,693
Registered Direct Offering [Member] | Engagement Agreement [Member] | Wainwright And Co L L C [Member]
Number of shares issued									48,979
Exercise price of warrants									$ 4.466
Purchase price of common stock, percent									1.00%
Other expenses									$ 50,000
Clearing fees									$ 15,950
Registered Direct Offering [Member] | Engagement Agreement [Member] | Wainwright And Co L L C [Member]
Equity method investment ownership percentage									7.00%
Public offering price percentage.									125.00%
Minimum [Member]
Conversion price																											$ 2.50
Share price				$ 1.00
Minimum [Member] | Subsequent Event [Member]
Share price				$ 1.00
Maximum [Member]
Conversion price																											$ 0.5302
Maximum [Member] | Purchase Agreement [Member]
Class of warrant or rights granted																	108,081						261,313
Series A Preferred Stock [Member]
Preferred stock, shares authorized																											200						200	200
Series B Preferred Stock [Member]
Preferred stock, shares authorized																											600						600	600
Series C Preferred Stock [Member]
Preferred stock, shares authorized																											4,200						4,200	4,200
Preferred stock, shares issued																											105						105	105
Preferred stock, shares outstanding																																	105	105
Series D Preferred Stock [Member]
Preferred stock, shares authorized																											1,400						1,400	1,400
Series E Preferred Stock [Member]
Preferred stock, shares authorized																											1,000						1,000	1,000
Series F Preferred Stock [Member]
Preferred stock, shares authorized																											200,000						200,000	200,000
Common Stock [Member]
Number of shares issued for services																											1,862,744							193,000
Issuance for services, values																											$ 1,250,595							$ 2,108,500

[1]	- less than $1
[2]	Less than $1
[3]	- less than $1